Segment Reporting (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information Profit Loss
Revenues	$ 165,926	$ 69,278	$ 66,113	$ 67,548	$ 60,026	$ 74,900	$ 114,674	$ 74,522	$ 368,865	$ 324,122	$ 257,179
Operating expenses	(111,674)	(84,451)	(57,794)	(55,452)	(49,019)	(50,208)	(50,550)	(47,059)	(309,371)	(196,836)	(164,276)
Interest expense									(50,290)	(21,675)	(15,539)
Other, net									87,314	85,606	32,690
Provision for income taxes									(6,783)	(37,214)	(25,852)
Income from continuing operations, net of tax									89,735	154,003	84,202
Segment Reporting Asset Balances
Assets	4,609,042				1,462,623				4,609,042	1,462,623
Long-Lived Assets	4,306,251				1,343,890				4,306,251	1,343,890
Real Estate Ownership
Segment Reporting Information Profit Loss
Revenues									145,685	81,475	65,289
Operating expenses									(102,321)	(39,264)	(30,593)
Interest expense									(50,290)	(21,675)	(15,539)
Other, net									83,436	82,911	30,131
Provision for income taxes									(4,012)	(2,243)	(2,192)
Income from continuing operations, net of tax									72,498	101,204	47,096
Segment Reporting Asset Balances
Assets	4,484,821				1,334,066				4,484,821	1,334,066	1,048,405
Long-Lived Assets	4,236,993				1,273,521				4,236,993	1,273,521	1,034,745
Foreign Properties | Real Estate Ownership
Segment Reporting Information Profit Loss
Revenues									30,113	9,729	7,706
Operating expenses									(2,520)	(4,859)	(3,742)
Interest expense									(11,531)	(1,695)	(1,742)
Other, net									6,606	6,176	3,943
Provision for income taxes									(1,315)	(108)	(30)
Income from continuing operations, net of tax									21,353	9,243	6,135
Segment Reporting Asset Balances
Assets	956,903				75,522				956,903	75,522	82,987
Long-Lived Assets	875,796				70,047				875,796	70,047	73,447
Domestic properties | Real Estate Ownership
Segment Reporting Information Profit Loss
Revenues									115,572	71,746	57,583
Operating expenses									(99,801)	(34,405)	(26,851)
Interest expense									(38,759)	(19,980)	(13,797)
Other, net									76,830	76,735	26,188
Provision for income taxes									(2,697)	(2,135)	(2,162)
Income from continuing operations, net of tax									51,145	91,961	40,961
Segment Reporting Asset Balances
Assets	3,527,918				1,258,544				3,527,918	1,258,544	965,418
Long-Lived Assets	$ 3,361,197				$ 1,203,474				$ 3,361,197	$ 1,203,474	$ 961,298